Financial Instruments Risk - Contractual Cash Flows from Lease Receivables (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	$ 10,017
Unearned finance income	(1,214)
Total lease receivable	8,803
Current	(2,460)	$ (2,094)
Long-term	6,343	$ 6,496
Next 12 months
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	2,897
Over 1 year to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	2,023
Over 2 years to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	1,919
Over 3 years to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	1,628
Over 4 years to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	1,046
Thereafter
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	$ 504